OTHER COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rental Expense Due in 2016	$ 154
Rental Expense Due in 2017	111
Rental Expense Due in 2018	101
Rental Expense Due in 2019	100
Rental Expense Due in 2020	47
Rental Expense Due in Total	$ 513